BUSINESS AND FUNDING	9 Months Ended	12 Months Ended
	Jul. 31, 2014	Oct. 31, 2013
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

1.         BUSINESS AND FUNDING

Description of Business

As used herein, “we,” “us,” “our,” the “Company”, or “ITUS” means ITUS Corporation and its wholly-owned subsidiaries, unless otherwise indicated.  The primary operations of the Company involve the development, acquisition, licensing, and enforcement of patented technologies that are either owned or controlled by the Company.  In June 2014, ITUS Patent Acquisition Corporation acquired the exclusive rights to license and enforce our 10th patent portfolio called Enhanced Auction Technologies, which covers enhanced presentation and cross selling technologies used by some of the world’s leading auction sites. The Company currently owns or controls 10 patent portfolios including Encrypted Mobile Communication; Enhanced Auction Technologies: ePaper® Electrophoretic Display; Internet Telephonic Gateway; J-Channel Window Frame Construction; Key Based Web Conferencing Encryption; Loyalty Conversion Systems; Micro Electro Mechanical Systems Display; Nano Field Emission Display; and VPN Multicast Communications.

As part of our patent assertion activities and in the ordinary course of our business, the Company has initiated and will likely continue to initiate patent infringement lawsuits, and engage in patent infringement litigation.  In September of 2014, the Company initiated its seventh patent assertion campaign, bringing the total number of lawsuits since we implemented our patent monetization business model in January of 2013 to 44.

 Our primary source of revenue will come from licenses resulting from the unauthorized use of our patented technologies, including the settlement of patent infringement lawsuits. During the nine months ended July 31, 2014, we entered into 5 license and/or settlement agreements including agreements in connection with our patented Key Based Web Encryption technology and our patented J-Channel Window Frame Construction technology. In September 2014, we entered into 5 additional license and/or settlement agreements with Jeld-Wen, Inc., Atrium Windows and Doors, Inc., Pella Corporation, Ply Gem Industries, Inc. and Simonton Building Products, Inc., all in connection with our patented J-Channel Window Frame Construction technology. These licenses resolved lawsuits that were pending against the aforementioned companies. Since implementing our new business model in January of 2013, the Company has entered into a total of 14 revenue producing license and/or settlement agreements, and 3 of our 7 patent assertion campaigns have now generated revenue.

On August 29, 2014, the Company ended its relationship with Videocon Industries Limited, terminating Videocon’s license to the Company’s patented Nano Field Emission Display technology.  On September 3, 2014, the United States District Court for the Eastern District of Texas invalidated two of our Loyalty Conversion Systems patents by ruling that they did not cover patentable subject matter, resulting in the dismissal of 7 of our Loyalty Conversion Systems Corporation’s lawsuits.  On September 8, 2014, the Company filed patent infringement lawsuits against Ebay, Vendio, and Auctiva in connection with our patented Enhanced Auction Technologies. The Company currently has 27 pending lawsuits in connection with its patented technologies.

 In addition to continuing to mine and monetize our existing patents, our wholly owned subsidiary, ITUS Patent Acquisition Corporation, will continue to acquire patents and the exclusive rights to license and enforce patents from third parties.  When necessary, we will assist such parties in the further development of their patent portfolios through the filing of additional patent applications.

Due to arrangements previously entered into by the Company, certain of our patents contain encumbrances which may negatively impact our patent monetization and patent assertion activities.  Where we are able, we will take the steps necessary to remove any encumbrances that may inhibit our patent monetization and patent assertion activities.

Name Change

On September 2, 2014, the Company changed its name to ITUS Corporation.  The Name Change was approved by the Company’s Board of Directors on May 28, 2014 and was subsequently approved by the Company’s stockholders at the Annual Meeting of Stockholders on August 8, 2014.   In Greek mythology, ITUS was the God of Protection. The Name Change better aligns the Company’s corporate name with its current business and mission to develop, acquire, license and enforce of patented technologies that are either owned or controlled by the Company or one of its wholly owned subsidiaries.

Funding and Management’s Plans

In January 2013, we received aggregate gross proceeds of $1,765,000 from the issuance of 8% convertible debentures due January 25, 2015 in a private placement.  During the third quarter of fiscal 2013, $325,000 of the principal amount of these debentures were converted into 2,166,775 shares of our common stock.  During the second quarter of fiscal 2014, $1,240,000 of the principal amount of the convertible debentures were converted into 8,267,080 of shares of our common stock, and the remaining $200,000 of convertible debt was repaid in cash.

In November 2013, the Company completed a private placement with a single institutional investor, pursuant to which the Company issued a $3,500,000 principal amount 6% convertible debenture due November 11, 2016.  For details of this debenture, please see Note 3, Convertible Debentures herein.

In July 2014, the Company completed the sale of 16,000,000 shares of its common stock at the offering price of $0.25 per share. The net proceeds from this sale totaled approximately $3,673,000.  See Note 4, Sale of Common Stock – for additional information regarding this transaction.

          During the nine months ended July 31, 2014, cash used in operating activities was approximately $2,017,000.  Cash used in investing activities during the nine months ended July 31, 2014 was approximately $2,554,000, which principally resulted from the purchase of certificates of deposit totaling $3,700,000 which was partially offset by the sale of certificates of deposit totaling $1,150,000.  Our cash provided by financing activities during the nine months ended July 31, 2014 was approximately $7,324,000, which resulted from the net proceeds from the sale of 16,000,000 shares of the Company’s common stock for approximately $3,673,000, the sale of convertible debentures in a private placement for $3,500,000, the proceeds from exercise of warrants to purchase common stock of approximately $300,000, and the proceeds from exercise of stock options of approximately $51,000 offset by the payment to redeem convertible debentures of $200,000.   As a result, our cash, cash equivalents, and short-term nvestments at July 31, 2014 increased approximately $5,304,000 to approximately $6,202,000 from approximately $898,000 at the end of fiscal year 2013.

Based on currently available information, the Company believes that its existing cash, cash equivalents, short-term investments, accounts receivable, and expected cash flows from patent licensing and enforcement, and other potential sources of cash flows will be sufficient to enable it to continue our patent licensing and enforcement activities for at least 12 months.  However, our projections of future cash needs and cash flows may differ from actual results. If current cash on hand, short term investments and cash that may be generated from patent licensing and enforcement activities are insufficient to satisfy our liquidity requirements, we may seek to sell equity securities or obtain loans from various financial institutions where possible.  The sale of additional equity securities or convertible debt could result in dilution to our shareholders. We can give no assurance that we will generate sufficient cash flows in the future (through licensing and enforcement of patents, or otherwise) to satisfy our liquidity requirements or sustain future operations, or that other sources of funding, such as sales of equity or debt, would be available, if needed, on favorable terms or at all.  If we cannot obtain such funding if needed or if we cannot sufficiently reduce operating expenses, we would need to curtail or cease some or all of our operations.

Basis of Presentation

The accompanying condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Rule 8-03 of Regulation S-X.  Accordingly, certain information and footnotes required by generally accepted accounting principles in annual financial statements have been omitted or condensed.  These interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto for the year ended October 31, 2013, as reported by us in our Annual Report on Form 10-K filed with the Securities and Exchange Commission (“SEC”) on January 16, 2014.  The year-end consolidated balance sheet data was derived from the audited financial statements but does not include all disclosures required by accounting principles generally accepted in the United States of America.  The condensed consolidated financial statements include all adjustments of a normal recurring nature which, in the opinion of management, are necessary for a fair statement of our financial position as of July 31, 2014, and results of operations and cash flows for the interim periods represented.  The results of operations for the three and nine months ended July 31, 2014 are not necessarily indicative of the results to be expected for the entire year.

Revenue Recognition

Revenue is recognized when (i) persuasive evidence of an arrangement exists, (ii) all obligations have been substantially performed pursuant to the terms of the arrangement, (iii) amounts are fixed or determinable, and (iv) the collectability of amounts is reasonably assured.

Patent Monetization and Patent Assertion

In general, revenue arrangements provide for the payment of contractually determined fees in consideration for the grant of certain intellectual property rights for patented technologies owned or controlled by our operating subsidiaries.  These rights typically include some combination of the following:  (i) the grant of a non-exclusive, retroactive and future license to manufacture and/or sell products covered by patented technologies owned or controlled by our operating subsidiaries, (ii) a covenant-not-to-sue, (iii) the release of the licensee from certain claims, and (iv) the dismissal of any pending litigation.  The intellectual property rights granted are perpetual in nature, extending until the expiration of the related patents.  Pursuant to the terms of these agreements, our operating subsidiaries have no further obligation with respect to the grant of the non-exclusive retroactive and future licenses, covenants-not-to-sue, releases, and other deliverables, including no express or implied obligation on our operating subsidiaries’ part to maintain or upgrade the technology, or provide future support or services.  Generally, the agreements provide for the grant of the licenses, covenants-not-to-sue, releases, and other significant deliverables upon execution of the agreement.  As such, the earnings process is complete and revenue is recognized upon the execution of the agreement, when collectability is reasonably assured, and when all other revenue recognition criteria have been met.

Display Technology Development and License Fees

We have assessed the revenue guidance of Accounting Standards Codification (“ASC”) 605-25 “Multiple-Element Arrangements” (“ASC 605-25”) to determine whether multiple deliverables in our arrangements with AUO represent separate units of accounting.  Under the AUO License Agreements, we received initial development and license fees of $3 million, of aggregate development and license fees of up to $10 million.  The additional $7 million in development and license fees were to be payable upon completion of certain conditions for the respective technologies.  We have determined that the transfer of the licensed patents and technology and the effort involved in completion of the conditions for the respective technologies represent a single unit of accounting for each technology.  Accordingly, using a proportional performance method, during the third quarter of fiscal year 2011 we began recognizing the $3 million initial development and license fees over the estimated periods that we expected to complete the conditions for the respective technologies. We have not recognized any portion of the $7 million of additional development and license fees as either deferred revenue or revenue as it is considered contingent revenue.  Each of the license agreements with AUO also provide for the basis for royalty payments on future production, if any, by AUO to CopyTele, which we have determined represent separate units of accounting.  We have not recognized any royalty income under the AUO License Agreements.

At each reporting period we assess our remaining performance obligations under the AUO License agreements and recognize display technology development and license fee revenue over the remaining estimated period that we expect to complete the conditions for the respective technologies. Development and license fee payments received from AUO which are in excess of the amounts recognized as revenue (approximately $1,187,000 as of October 31, 2013) are recorded as non-refundable deferred revenue on the accompanying condensed consolidated balance sheet. As a result of the AUO/E Ink Lawsuit described below we have not recorded any display technology development and license fee revenue during the period from the fourth quarter of fiscal 2012 through the second quarter of this fiscal year due to uncertainty as to our remaining performance obligations, if any. Based on our assessment for the three month period ended July 31, 2014, we have determined that we have no further performance obligations under the AUO License Agreements and accordingly we have recognized display technology development and license fee revenue of approximately $1,187,000, representing the balance of the initial $3 million payment received from AUO.

Patents

Our only identifiable intangible assets are patents and patent rights.  We capitalize patent and patent rights acquisition costs and amortize the cost over the estimated economic useful life.  Patent acquisition costs capitalized during the nine months ended July 31, 2014 and 2013, was approximately $3,036,000 and $-0-, respectively, and none during the three months ended July 31, 2014 and 2013, respectively.  We recorded patent amortization expense of approximately $233,000 and $-0- during the nine months ended July 31, 2014 and 2013, respectively, and approximately $81,000 and $-0- during the three months ended July 31, 2014 and 2013, respectively.

1.         BUSINESS AND FUNDING

Description of Business

As used herein, “we,” “us,” “our,” the “Company”, “CopyTele” or “CTI” means CopyTele, Inc. and its wholly-owned subsidiaries.  While in the past, the primary operations of the Company involved licensing in connection with the development of patented technologies, our principal operations are now the development, acquisition, licensing, and enforcement of patented technologies that are either owned or controlled by the Company.  The Company currently owns or controls 9 patent portfolios.  As part of our patent assertion activities and in the ordinary course of our business, the Company has initiated and will likely continue to initiate patent infringement lawsuits, and engage in patent infringement litigation.  Since implementing our new business model in January of 2013, the Company has initiated 41 lawsuits in connection with 5 of our patent portfolios. Our primary source of revenue will come from licenses resulting from the unauthorized use of our patented technologies, including the settlement of patent infringement lawsuits. In fiscal year 2013, we entered into 4 revenue producing licenses from 2 of our patent portfolios.  In addition to continuing to mine and monetize our existing patents, our wholly owned subsidiary, CTI Patent Acquisition Corporation, will continue to acquire patents and the exclusive rights to license and enforce patents from third parties.

Due to arrangements previously entered into by the Company, certain of our patents contain encumbrances which may negatively impact our patent monetization and patent assertion activities. Where we are able, we will take the steps necessary to remove any encumbrances that may inhibit our patent monetization and patent assertion activities.  We have obtained and will continue to obtain the rights to license and enforce additional patents from third parties, and when necessary, will assist such parties in the further development of their patent portfolios through the filing of additional patent applications.

In April 2013, CopyTele, through its wholly owned subsidiary, CTI Patent Acquisition Corporation, acquired the exclusive rights to license and enforce patent portfolios relating to (i) loyalty awards programs commonly provided by airlines, credit card companies, hotels, retailers, casinos, and others, and (ii) vinyl windows with integrated J-Channels, commonly used in modular buildings, mobile homes, and conventional, new construction.  In exchange, the respective licensors will receive a percentage of all net amounts received from the licensing and enforcement of each patent portfolio.

In November 2013, CTI Patent Acquisition Corporation acquired 2 patent portfolios in the rapidly expanding area of unified communications relating to (i) the multicast Internet delivery of streaming data, media, and other content, within the confines of specialized virtual private networks, and (ii) the integration of telephonic participation in web-based audio/video conferences by creating a gateway between the Internet and cellular or traditional landline telephones.

We currently own or control 9 patent portfolios which we have identified for patent monetization: Encrypted Mobile Communication; ePaper® Electrophoretic Display; Internet Telephonic Gateway; J-Channel Window Frame Construction; Key Based Web Conferencing Encryption; Loyalty Conversion Systems; Micro Electro Mechanical Systems Display; Nano Field Emission Display; and VPN Multicast Communications.

On January 28, 2013, CTI initiated a patent infringement lawsuit in the United States District Court for the Northern District of California against E Ink Corporation (“E INK”), regarding certain patents owned by CTI pertaining to CTI’s ePaper® Electrophoretic Display technology.  CTI alleges that E Ink has infringed and continues to infringe such patents in connection with the manufacture, sale, use, and importation of electrophoretic displays.  On January 28, 2013, CTI filed a separate lawsuit against AU Optronics Corp. (“AUO”) and E Ink, the AUO/E Ink Lawsuit (as defined below). In June of 2013, CTI and AUO agreed to arbitrate CTI’s charges in the AUO/E Ink Lawsuit.  The Court also ordered E Ink to participate in the arbitration, for purposes of discovery.  Because issues in the AUO/E Ink arbitration need to be resolved before the patent infringement case can proceed against E Ink, the Court dismissed the patent infringement case, without prejudice, meaning that CTI can re-file the patent infringement lawsuit, if necessary, following the arbitration.

On May 1, 2013, CTI’s wholly owned subsidiary, Secure Web Conference Corporation, initiated a patent infringement lawsuit in the United States District Court for the Eastern District of New York against Microsoft Corporation, with respect to encryption technology utilized by Microsoft’s SKYPE video conferencing service.  On July 8, 2013, Secure Web Conference Corporation initiated similar lawsuits in the United States District Court for the Eastern District of New York against Citrix Systems and Logitech International.

On August 7, 2013, CTI’s wholly owned subsidiary, J-Channel Industries Corporation, filed 8 separate patent infringement lawsuits in the United States District Court for the Eastern District of Tennessee, against Lowe’s Companies, Clayton Homes, Pella Corporation, Jeld-Wen, Atrium Windows and Doors, Ply Gem Industries, RGF Industries, Tafco Corporation, Kinro Manufacturing, and Elixir Industries, all in connection with our patented J-Channel Window Frame Construction technology.

On August 20, 2013, CTI’s wholly owned subsidiary, Loyalty Conversion System Corporation, filed 10 separate patent infringement lawsuits in the United States District Court for the Eastern District of Texas, against Alaska Airlines, American Airlines, Delta Airlines, Frontier Airlines, Hawaiian Airlines, JetBlue Airways, Southwest Airlines, Spirit Airlines, United Airlines, and U.S. Airways, all in connection with our Loyalty Conversion Systems patent portfolio.

On October 9, 2013, CTI’s wholly owned subsidiary, J-Channel Industries Corporation, filed 19 patent infringement lawsuits in the Federal District Court for the Eastern District of Tennessee, in connection with its patented J-Channel Window Frame Construction technology. Defendants in the lawsuits consist of retailers and window manufacturers, including: Home Depot U.S.A., Inc.; Anderson Corporation; American Builders & Contractors Supply Co., Inc. (ABC Supply); Comfort View Products, LLC; Croft, LLC; Moss Supply Company; Wincore Window Company LLC; Vinylmax, LLC; Simonton Building Products, Inc.; HWD Acquisition, Inc. (Hurd Windows); Magnolia Windows and Doors, LLC; MGM Industries, Inc., MI Windows and Doors LLC; PGT Industries, Inc.; Quaker Window Products Co.; Sun Windows, Inc.; Weather Shield Manufacturing, Inc.; West Window Corporation; Woodgrain Millwork, Inc.; and YKK-AP American Inc.

The Company has engaged in and will continue to engage in patent infringement lawsuits in the ordinary course of its business operations.  All litigation involves a significant degree of uncertainty, and we give no assurances as to the outcome of any lawsuit or lawsuits.

In connection with the change in our operations, during fiscal year 2013 we disposed of approximately $2,144,000 of fully depreciated assets, which primarily related to research and development activities, and reduced our employee count from 19 to 7.  In addition, we have vacated and returned a substantial portion of our facilities to the landlord for re-letting.

            Agreements Relating to Previous Business Operations

            AU Optronics Corp.

In May 2011, we entered into an Exclusive License Agreement (the “EPD License Agreement”) and a License Agreement (the “Nano Display License Agreement”) with AUO (together the “AUO License Agreements”).  Under the EPD License Agreement, we provided AUO with an exclusive, non-transferable, worldwide license of our ePaper® Electrophoretic Display patents and technology, in connection with AUO jointly developing products with CopyTele.  Under the Nano Display License Agreement, we provided AUO with a non-exclusive, non-transferable, worldwide license of our Nano Field Emission Display patents and technology, in connection with AUO jointly developing products with CopyTele.

Under the AUO License Agreements, AUO had agreed to pay CopyTele an aggregate development and license fee of up to $10 million, of which $3 million was paid by AUO in June 2011 and the remaining $7 million would have been payable upon completion of certain conditions for the respective technologies, in each case subject to a 20% foreign withholding tax.  Accordingly, in June 2011 we received a payment from AUO, net of the withholding tax, of $2.4 million.  In addition, the AUO License Agreements also provided for the basis for royalty payments by AUO to CopyTele.

On January 28, 2013, we terminated the AUO License Agreements due to numerous alleged material and continual breaches of the agreements by AUO.  On January 28, 2013, we also filed a lawsuit in the United States District Court for the Northern District of California against AUO and E Ink Corporation (“E Ink”) in connection with the AUO License Agreements, alleging breach of contract and other charges, and we are seeking compensatory, punitive, and treble damages (the “AUO/E Ink Lawsuit”).  In June of 2013, CopyTele and AUO agreed to arbitrate CopyTele’s charges, which we believe should result in a faster and more efficient adjudication.  The Court also ordered E Ink to participate in the arbitration, for purposes of discovery.  For more details on the AUO/E Ink Lawsuit, please see Note 8, “Commitments and Contingences – Litigation Matters” herein.  We can give no assurance as to the outcome of this litigation.

Videocon Industries Limited and Transactions with Related Parties

In November 2007, we entered into a license agreement (the “Videocon License agreement”) with Videocon Industries Limited (“Videocon”).  Under the agreement, we provided Videocon with a non-transferable, worldwide license of our Nano Field Emission Display patented technology and were scheduled to receive a license fee of $11 million from Videocon, payable in installments over a 27 month period and an agreed upon royalty from Videocon based on display sales by Videocon.  As of October 31, 2012, we have received aggregate license fee payments from Videocon of $3.2 million and $7.8 million remains owed to us.  No such license fee payments were received from Videocon during the fiscal years ended October 31, 2011 and 2012, and no additional license fee payments are anticipated.  We are not presently involved in development efforts with Videocon and it is not anticipated that such efforts will be resumed in the future.  We have entered into discussions with Videocon regarding the disposition of the Videocon License Agreement.

At the same time we entered into the Videocon License Agreement in November 2007, we also entered into a Share Subscription Agreement (the “Share Subscription Agreement”) with Mars Overseas Limited, an affiliate of Videocon (“Mars Overseas”).  Under the Share Subscription Agreement, Mars Overseas purchased 20,000,000 unregistered shares of our common stock (the “CopyTele Shares”) from us for an aggregate purchase price of $16,200,000.  Also in November 2007, our wholly-owned subsidiary, CopyTele International Ltd. (“CopyTele International”), entered into a GDR Purchase Agreement with Global EPC Ventures Limited (“Global”), for CopyTele International to purchase from Global 1,495,845 global depository receipts of Videocon (the “Videocon GDRs”) for an aggregate purchase price of $16,200,000.

For the purpose of effecting a lock up of the Videocon GDRs and CopyTele Shares (collectively, the “Securities”) for a period of seven years, and therefore restricting both parties from selling or transferring the Securities during such period, CopyTele International and Mars Overseas entered into two Loan and Pledge Agreements in November 2007.  The Videocon GDRs are to be held as security for a loan in the principal amount of $5,000,000 from Mars Overseas to CopyTele International, and the CopyTele Shares are similarly held as security for a loan in the principal amount of $5,000,000 from CopyTele International to Mars Overseas.  The loan payable to Mars Overseas is solely a liability of CopyTele International without recourse to CopyTele, Inc., its parent company.  The loans are for a period of seven years, do not bear interest, and provide for customary events of default, which may result in forfeiture of the Securities by the defaulting party, and also provide for the transfer to the respective parties, free and clear of any encumbrances under the agreements, any dividends, distributions, rights or other proceeds or benefits in respect of the Securities.  The loan receivable from Mars Overseas is classified as a contra-equity amount under shareholders’ deficiency in the accompanying consolidated balance sheets because the loan receivable is secured by the CopyTele Shares and the Share Subscription Agreement and Loan and Pledge Agreement were entered into concurrently. We have entered into discussions with Videocon regarding the disposition of the Subscription Agreement, GDR Purchase Agreement, and Loan and Pledge Agreements. The outcome of these discussions and the disposition of the related assets and liabilities may have a material effect on our financial statements. We cannot presently estimate the timing or impact of any such resolution.  However, as of October 31, 2013, if Mars Overseas and the Company each defaulted on its $5,000,000 loans that are due in November 2014 and each party foreclosed on the Securities, the fair value of the CopyTele Shares that the Company would acquire approximates the fair value of the Videocon GDRs that it would surrender.

Funding and Management’s Plans

In September 2012, we received aggregate gross proceeds of $750,000 from the issuance of 8% convertible debentures due September 12, 2016 in a private placement.  During the second quarter of fiscal 2013, the entire principal amount of these debentures was converted into 8,152,170 shares of common stock.  For more details on these debentures, please see Note 6, “Convertible Debentures” herein.

In January 2013, we received aggregate gross proceeds of $1,765,000 from the issuance of 8% convertible debentures due January 25, 2015 in a private placement.  During the third quarter of fiscal 2013, $325,000 principal amount of these debentures were converted into 2,166,775 shares of our common stock.  For more details on these debentures, please see Note 6, “Convertible Debentures” herein.

On April 23, 2013, we entered into a common stock purchase agreement (the “Stock Purchase Agreement”) with Aspire Capital Fund LLC (“Aspire Capital”), which provides that Aspire Capital is committed to purchase up to an aggregate of $10 million of shares of our common stock over the two-year term of the agreement.  In consideration for entering into the Stock Purchase Agreement, concurrently with the execution of the agreement, we issued to Aspire Capital 3,500,000 shares of our common stock with a fair value of $700,000 as a commitment fee.  Upon execution of the Stock Purchase Agreement, Aspire Capital purchased 2,500,000 shares for $500,000.  In order to sell any additional shares under the Stock Purchase Agreement, we were required to have a registration statement covering the shares issued to Aspire Capital declared effective by the Securities and Exchange Commission (the “SEC”).  Such registration statement was declared effective by the SEC in June 2013.

Under the Stock Purchase Agreement there are two ways that we can elect to sell shares of common stock to Aspire Capital.  On any business day we can select: (1) through a regular purchase of up to 200,000 shares (but not to exceed $200,000) at a known price based on the market price of our common stock prior to the time of each sale, and (2) through a volume-weighted average price, or VWAP, purchase of a number of shares up to 30% of the volume traded on the purchase date at a price equal to the lesser of (i) the closing sale price on the purchase date or (ii) 95% of the VWAP for such purchase date.  The Company can only require a VWAP purchase if the closing sale price for our Common Stock on the notice day for the VWAP purchase is higher than $0.50.  During the third and fourth quarters of fiscal year 2013 we sold an additional 2,880,000 shares of our common stock to Aspire Capital for approximately $592,000.

The number of shares covered by and the timing of, each purchase notice are determined by us, at our sole discretion.  The Company cannot execute any sales under the Stock Purchase Agreement when the closing price of our common stock is less than $0.15 per share.  Aspire Capital has no right to require any sales from us, but is obligated to make purchases as directed in accordance with the Stock Purchase Agreement.  The Stock Purchase Agreement may be terminated by us at any time, at our discretion, without any cost or penalty.  We incurred expenses of approximately $42,000 in connection with the execution of the Stock Purchase Agreement in addition to the 3,500,000 shares of our common stock we issued as a commitment fee.

On May 29, 2013, the Company offered the holders of the warrants issued in our February 2011 private placement, exercisable at a purchase price of $0.178 per share, the opportunity to exercise the warrants at a reduced exercise price of $0.16 per share (payable in cash) during the period ended July 15, 2013.   In connection therewith, our Chairman, our Chief Financial Officer and director, and one other director of the Company exercised warrants to purchase 2,380,000 shares of our Common Stock and we received gross proceeds of approximately $381,000.  Utilizing the Black-Scholes option-pricing model, the Company determined that the aggregate incremental fair value of the repriced warrants was immaterial and no charge was recorded.   In addition, we issued 547,493 shares of our common stock upon the exercise, on a “cashless” basis, of warrants to purchase 1,400,000 shares at a purchase price of $0.178 per share.

In November 2013, we received aggregate gross proceeds of $3,500,000 from the issuance of a 6% convertible debenture due November 11, 2016 in a private placement, to a single institutional investor.  The debenture pays interest quarterly and is convertible into shares of our common stock at a conversion price of $0.1892 per share on or before November 11, 2016.   In conjunction with the issuance of the debenture, we issued a warrant to purchase 9,249,472 unregistered shares of our common stock.  The warrant grants the holder the right to purchase one share of our common stock at the purchase price of $0.3784 per share on or before November 11, 2016.  The debenture contains a beneficial conversion feature and a down round provision which we will evaluate in the first quarter of fiscal year 2014.

During fiscal year 2013, cash used in operating activities was approximately $3,187,000.  This resulted from payments to suppliers, employees and consultants of approximately $3,402,000, which was offset by cash of approximately $214,000 received from collections of accounts receivable related to patent licensing and enforcement, and approximately $1,000 of interest income received.  Cash provided from investing activities during fiscal year 2013 was approximately $499,000, which primarily resulted from net proceeds from the maturities of short-term investments consisting of certificates of deposit of approximately $500,000.  Our cash provided by financing activities during fiscal year 2013 was approximately $3,246,000, which resulted from cash of $1,765,000 received from the sale of convertible debentures in a private placement and approximately $1,050,000, net of expenses, received upon the sale of common stock, cash received from the exercise of warrants issued in February 2011 of approximately $381,000, proceeds received from ZQX Advisors, LLC (“ZQX”) ( in which CopyTele has a 19.5% ownership interest) from the sale by ZQX of CopyTele common stock held by ZQX of approximately $24,000 and cash received upon the exercise of employee stock options of approximately $26,000.   As a result, our cash, cash equivalents, and short-term investments at October 31, 2013 increased $58,000 to approximately $898,000 from approximately $840,000 at the end of fiscal year 2012.

Total employee compensation expense during fiscal years 2013 and 2012 was approximately $4,072,000 and $3,001,000, respectively, including in fiscal year 2012 approximately $74,000 of expense relating to severance payments to terminated employees.  During fiscal year 2013 and 2012, a significant portion of employee compensation consisted of the issuance of stock and stock options to employees in lieu of cash compensation.  During the fourth quarter of fiscal 2012, management discontinued compensating employees through the issuance of stock.  We recorded compensation expense for the fiscal years ended October 31, 2013 and 2012 of approximately $-0- and $927,000, respectively, for shares of common stock issued to employees.  We recorded approximately $2,693,000 and $615,000 of stock-based compensation expense, related to stock options granted to employees and directors, during the fiscal years ended October 31, 2013 and 2012, respectively.

Based on currently available information, we believe that our existing cash and cash equivalents, together with expected cash flows from the Stock Purchase Agreement with Aspire Capital and expected cash flows from patent licensing and enforcement, and other potential sources of cash flows will be sufficient to enable us to continue our patent licensing and enforcement activities for at least 12 months.  However, our projections of future cash needs and cash flows may differ from actual results.  If current cash on hand and cash that may be generated from the Stock Purchase Agreement and from patent licensing and enforcement activities are insufficient to satisfy our liquidity requirements, we may seek to sell equity securities or obtain loans from various financial institutions where possible.  The sale of additional equity securities or convertible debt could result in dilution to our shareholders.  We can give no assurance that we will generate sufficient cash flows in the future (through licensing and enforcement of patents, or otherwise) to satisfy our liquidity requirements or sustain future operations, or that other sources of funding, such as sales of equity or debt, would be available, if needed, on favorable terms or at all.  We can also give no assurance that we will have sufficient funds to repay our outstanding indebtedness.  If we cannot obtain such funding if needed or if we cannot sufficiently reduce operating expenses, we would need to curtail or cease some or all of our operations.